Convertible Securities and Financial Liability at Fair Value (Details)															1 Months Ended										12 Months Ended
	Oct. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 20, 2022 USD ($) $ / shares shares	Apr. 18, 2022 $ / shares shares	Mar. 25, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Sep. 05, 2021 $ / shares	Apr. 30, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($) shares	Dec. 21, 2020 USD ($) shares	Nov. 24, 2024	Dec. 23, 2022 $ / shares	Oct. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2022 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 16, 2022 $ / shares	Dec. 23, 2021 $ / shares	Nov. 15, 2021 $ / shares	Jun. 29, 2021 $ / shares shares	Nov. 30, 2018	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2022 AUD ($) shares		Nov. 15, 2022 shares	Oct. 06, 2022 shares	Jun. 17, 2022 $ / shares shares
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Convertible securities agreement description																								In October and November 2018, the Company entered into a convertible securities agreement (the “Convertible Securities”) with investors (the “Noteholders”), according to which the Company issued 1,286 notes (face value of $ 3,465 per note) to the Noteholders for an aggregate principal amount of $4,050. The Convertible Securities matured 18 months after the issuance date and are convertible into an aggregate of 5,980 ordinary shares of the Company.
Convertible debt, description																									Each Convertible Security is convertible into such number of ordinary shares equal to the product of the number of Convertible Securities converted and the face value of $3,465 per Convertible Security, divided by exchange rate of $0.727 and divided by the fixed conversion price of AUD 1,059.1 (approximately $719.7). In addition, the Company issued to the Noteholders 276 ordinary shares of the Company and warrants (the “Convertible Securities Warrants”) to purchase an aggregate of 1,478 ordinary shares with an exercise price of AUD 1,231.7 (approximately $836.9) per share, which will expire on October 31, 2023.
Ordinary shares issued (in Shares) | shares						32,766	22,857	68,571	387,972	[1]													85,714		1,532,794	[1]	387,972	[1]	1,532,794	[1]		71,428,000,000	91,428
Fair value warrants							$ 1,152,000		$ 47,000																$ 1,000		$ 47,000
Issuance of convertible debentures												$ 600,000
Purchase of convertible debentures and warrants (in Shares) | shares												3,903
Expire Year												2026 years
Debenture interest	10.00%		10.00%									10.00%					10.00%		10.00%
Interest percentage	18.00%
Conversion price (in Dollars per share) | $ / shares	$ 1.4		$ 1.4									$ 1.4
Financial liability									648,000																		648,000
Principal amount pay	$ 600,000		$ 600,000														$ 600,000		$ 600,000
Maturity date	Oct. 01, 2022		Oct. 07, 2022
Convertible debenture liability																									737,000
Gross proceeds								$ 12,000,000
Exercise price (in Dollars per share) | $ / shares						$ 52.5
Convertible loan																									2,500,000
Fair value of convertible									$ 648,000																		$ 648,000
Ordinary per shares (in Dollars per share) | $ / shares	$ 6.3						$ 0.0035	$ 3.15	$ 3.15	[1]							$ 6.3								$ 3.15	[1]	$ 3.15	[1]					$ 0.0035
Exercise price (in Dollars per share) | $ / shares				$ 52.5				$ 175									$ 6.3								$ 52.5
Warrant sold price (in Shares) | shares								175
Ordinary share (in Dollars per share) | $ / shares								$ 0.0035															$ 175
Warrants issuance					$ 497,000			$ 4,944,000
Transaction costs				$ 680,000				3,440,000
Paid cash								1,993,000
Additional cost				$ 254,000				$ 248,000
Warrants granted (in Shares) | shares				7,150				3,435
ordinary shares (in Shares) | shares																	79,365
Ordinary per shares (in Dollars per share) | $ / shares				$ 3.15	$ 3.15		$ 3.15									$ 3.15
Purchase of warrant (in Shares) | shares							572
Purchase price per ordinary share (in Dollars per share) | $ / shares				$ 175	$ 52.5		$ 175											$ 32.55
warrants isuance							$ 83,000
Aggregate ordinary shares (in Shares) | shares				142,857	9,523
Purchase warrants shares (in Shares) | shares				178,572																			12,858
Purchase per share (in Dollars per share) | $ / shares				$ 52.5
Private placement				$ 7,500,000
Ordinary Warrant price (in Dollars per share) | $ / shares				$ 52.5
Warrants exercise price (in Dollars per share) | $ / shares				$ 0.0035
Purchase ordinary share (in Shares) | shares	79,366			68,572													79,366								1,250,000				1,250,000
Exercise price per ordinary share (in Dollars per share) | $ / shares		$ 29.4		$ 52.5							$ 114.45								$ 70	$ 22.75	$ 69.3	$ 73.5
Exercised warrants purchase (in Shares) | shares		68,072																68,072
Company consideration		$ 2,000,000
Purchase aggregate ordinary shares (in Shares) | shares					11,905													45,242
Exercisable term															5 years
Change in fair value																									$ 173
Risk free rate																											1.265%
Volatility assets																											60.00%
Warrants exercisables (in Dollars per share) | $ / shares																	$ 79,366
Warrants exercisable per share (in Dollars per share) | $ / shares	$ 6.3																$ 6.3
Warrant aggregate consideration																	$ 500,000
Initial fair value warrant																									$ 457,000
Ordinary shares [member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Ordinary shares issued (in Shares) | shares																															42,857,143
Ordinary per shares (in Dollars per share) | $ / shares																									$ 3.15
Exercise price (in Dollars per share) | $ / shares																		$ 32.55
Purchase warrants shares (in Shares) | shares																									13,107
Purchase aggregate ordinary shares (in Shares) | shares																		264,150							2,712,000
Warrants [Member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Ordinary shares issued (in Shares) | shares																									128,572				128,572
Change in fair value																									$ 380
Warrants [Member] | Convertible Securities And Financial Liability At Fair Value [Member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Change in fair value																									65
CLA transaction [Member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Fair value warrants									$ 37,000																$ 0		$ 37,000
Issuance of convertible debentures														$ 350,000
Purchase of convertible debentures and warrants (in Shares) | shares													976	2,277
Additional convertible debentures														$ 150,000
Issuance of additional convertible debentures													$ 150,000
Convertible Loan Agreement [Member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Ordinary shares issued (in Shares) | shares									32,766																		32,766
Share price									$ 5,800,000																		$ 5,800,000
Fair value warrants									1,174,000																		1,174,000
Gross proceeds									$ 5,000,000
Convertible maturity period									24 months
Fixed conversion price (in Dollars per share) | $ / shares									$ 122.5
Convertible loan agreement description																									(1) the date that is six month of the issuance date or (2) the date of effectiveness of a registration statement covering the underlying conversion shares this Note shall be convertible. The Company is required to make principal payments in 20 equal monthly instalments commencing 120 days after funding (the “Repayment”).At the Company discretion, the repayments can be made in: (i) cash; (ii) ordinary shares (after ordinary shares are registered) (or the Repayment Shares); or a combination of both. Repayment Shares will be priced at 90% of the average of the five lowest daily VWAPs (Volume Weighted Average Price).
Warrants exercisable									60 months
Exercise price (in Dollars per share) | $ / shares									$ 122.5
Fair value of convertible									$ 7,242,000																		7,242,000
Risk free rate																									3.17%
Volatility assets																									100.00%
Warrant term																									5 years
Ordinary Warrants [Member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Ordinary shares issued (in Shares) | shares								68,572
Pre-funded warrant [Member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Ordinary per shares (in Dollars per share) | $ / shares								$ 175
Lind Global [Member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Aggregate ordinary shares (in Shares) | shares																									572
Warrants [Member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Purchase warrants shares (in Shares) | shares																									31,429
Purchase aggregate ordinary shares (in Shares) | shares																									465,000
Lind Global [Member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
ordinary shares (in Shares) | shares							571
Bottom of range [member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Interest percentage			12.00%									12.00%
Warrants issuance				$ 3,160,000
Purchase warrants shares (in Shares) | shares		68,572
Exercisable term																		3 years
Risk free rate																									1.49%
Volatility assets																									60.00%
Bottom of range [member] | Ordinary shares [member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Exercisable term																		5 years
Top of range [member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Interest percentage			16.00%									16.00%
Warrants issuance				$ 4,489,000
Purchase warrants shares (in Shares) | shares		178,572
Exercisable term																		6 years
Volatility assets																									96.00%
Top of range [member] | Ordinary shares [member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Exercisable term																		9 years
Convertible Securities Warrants [Member]
Convertible Securities and Financial Liability at Fair Value (Details) [Line Items]
Ordinary shares issued (in Shares) | shares																									386				386
Share price																									$ 836.9				$ 1,231.7
Expire year																									Oct. 31, 2023
Fair value warrants									$ 1,000																$ 0		$ 1,000

[1]	After giving effect to the reverse stock split (see also Note 13C)